Goodwill - Summary of Most Sensitive Key Assumptions Used for CGUs (Detail)	Oct. 01, 2018	Oct. 01, 2017
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	9.30%	8.90%
Top of range [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	17.00%	15.10%
Terminal growth rate	3.00%
Consulting Services Global [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	11.20%
Terminal growth rate	3.00%
Average annual net revenue growth rate (2019-2023)	3.70%
Consulting Services Global [member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	5.60%
Non-cash working capital rates	20.30%
Consulting Services Global [member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	8.70%
Non-cash working capital rates	20.50%